CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS
OPERATING REVENUES	$ 447,244	$ 458,732	$ 451,731
OPERATING EXPENSES
Voyage expenses	(11,593)	(12,207)	(12,587)
Vessel operating expenses	(102,502)	(104,604)	(106,999)
Depreciation	(96,505)	(107,757)	(115,228)
Amortization of deferred drydocking and special survey costs	(8,733)	(9,237)	(6,748)
Impairment loss		(210,715)
General and administrative expenses	(26,837)	(26,334)	(22,672)
Income/(loss) from operations	201,074	(12,122)	187,497
OTHER INCOME (EXPENSES):
Interest income	6,414	5,781	5,576
Interest expense	(72,069)	(85,706)	(86,556)
Other finance expenses	(2,702)	(3,026)	(4,126)
Equity income on investments	1,602	1,365	965
Gain on debt extinguishment		116,365
Other income/(expense), net	556	(50,456)	(15,757)
Loss on derivatives	(3,622)	(5,137)	(3,694)
Total Other Expenses, net	(69,821)	(20,814)	(103,592)
Net Income/(Loss)	$ 131,253	$ (32,936)	$ 83,905
EARNINGS/(LOSS) PER SHARE
Basic earnings/(loss) per share of common stock	$ 8.29	$ (3.10)	$ 10.70
Diluted earnings/(loss) per share of common stock	$ 8.09	$ (3.10)	$ 10.70
Basic weighted average number of common shares	15,834,913	10,622,839	7,844,595
Diluted weighted average number of common shares	16,220,697	10,622,839	7,844,595